Leases - Summary of Operating Lease Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	₩ 1,782,887	₩ 1,116,175
Gross Carrying Amount | Prepaid lease assets [Member]
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	4,579	199
Carrying Amount | Operating lease assets [Member]
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	1,778,308	1,115,976
Acquisition cost | Operating lease assets [Member]
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	2,299,968	1,506,957
Accumulated depreciation | Operating lease assets [Member]
Disclosure of assets subject to operating lease [Line Items]
Operating lease assets	₩ (521,660)	₩ (390,981)